Organization and Principal Activities - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2009
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Reverse stock split of common stock issued and outstanding	4-for-1
Common stock, shares authorized	12,500,000	12,500,000	12,500,000
Preferred stock, shares authorized	250,000	250,000	250,000